Share based payments - RSU activity (Details)	12 Months Ended
Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited (in shares)	(324,121)
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	0
Granted (in shares)	146,285
Ending balance (in shares)	146,285
Restricted Stock Unit Plan (“RSU”)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	931,500
Granted (in shares)	794,386
Released (in shares)	(897,048)
Forfeited (in shares)	(69,142)
Ending balance (in shares)	759,696